Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares issued (in shares)	19,608	0
Preferred stock, shares outstanding (in shares)	19,608	0
Common stock, par value (in dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	2,279,920	0
Common stock, shares outstanding (in shares)	2,279,920	0